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                                                                 CIK: 0000737026

Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                 March 10, 2009

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  MetLife of CT Fund UL for Variable Life Insurance File No. 811-03927

Commissioners:

     Annual reports dated December 31, 2008 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Fund UL for Variable Life Insurance of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205.

The Annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361.

The Annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual reports for certain series of Legg Mason Partners Variable Equity Trust (formerly Legg Mason Partners Variable Portfolios IV) are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

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The Annual reports for certain series of Legg Mason Partners Variable Income
Trust (formerly Legg Mason Partners Variable Portfolios II) are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

The Annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

                                                     Sincerely,


                                                     /s/ John E. Connolly, Jr.
                                                     ---------------------------
                                                     John E. Connolly, Jr.